Equity compensation plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
RSU
Vesting period	4 years
Equity compensation expense	$ 6,602	$ 7,127	$ 9,654
Restricted Stock Units
RSU
Vesting period	4 years
Equity compensation expense	6,186	6,837	9,500
Non-vested awards outstanding at the beginning of the period (in shares)	1,948	2,073	1,430
Granted (in shares)	1,118	980	1,238
Vested (in shares)	(544)	(659)	(533)
Cancelled/forfeited (in shares)	(686)	(446)	(62)
Non-vested awards outstanding at the end of the period (in shares)	1,836	1,948	2,073	1,430
Awards expected to vest (in shares)	1,469
Weighted-Average Grant Date Fair Value
Non-vested awards outstanding at the beginning of the period (in dollars per share)	$ 12.09	$ 11.32	$ 9.78
Granted (in dollars per share)	$ 13.64	$ 13.04	$ 13.76
Vested (in dollars per share)	$ 11.27	$ 11.74	$ 8.80
Cancelled/forfeited (in dollars per share)	$ 13.31	$ 11.36	$ 12.85
Non-vested awards outstanding at the end of the period (in dollars per share)	$ 14.03	$ 12.09	$ 11.32	$ 9.78
Awards expected to vest (in dollars per share)	$ 13.56
Additional disclosure
Weighted-average remaining contractual term of awards outstanding at the end of the period	1 year 7 months 6 days	1 year 7 months 6 days	1 year 8 months 12 days	1 year 8 months 12 days
Weighted-average remaining contractual term of awards expected to vest	1 year 6 months
Aggregate intrinsic value of awards expected to vest (in dollars)	$ 13,769